Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 139,434	$ 124,478	$ 105,496
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	127,733	111,341	102,420
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	11,028	12,518	2,770
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 673	$ 619	$ 306